Note 13. Unaudited Quarterly Financial Data (Detail) - Selected Quarterly Data (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 14,205	$ 11,727	$ 12,843	$ 12,343	$ 9,178	$ 9,759	$ 13,150	$ 10,807	$ 51,117	$ 42,894	$ 45,704
Gross margin	2,432	2,049	2,302	2,185	1,631	1,759	2,684	1,917	8,968	7,991	8,396
Net earnings (loss)	$ 323	$ (235)	$ (126)	$ 202	$ (180)	$ (152)	$ 600	$ (240)	$ 164	$ 28	$ 190
Basic net earnings (loss) per share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0.00	$ 0.02
Diluted net earnings (loss) per share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0.00	$ 0.02